File Nos. 2-79140
                                                                       811-07525

     As Filed with the Securities and Exchange Commission on August 16, 2001


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---

                      Pre-Effective Amendment No. __              /___/

                      Post-Effective Amendment No. 32             / X /
                                                                   ---


                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /
                                                                   ---

                             Amendment No. 32                     / X /
                                                                   ---

                        (Check appropriate box or boxes)


                              PIONEER MID-CAP FUND
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     ___ immediately upon filing pursuant to paragraph (b)
      X  on August 24, 2001 pursuant to paragraph (b)
     ---
     ___ 60 days after filing pursuant to paragraph (a)(1)
         on [date] pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

      X This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

                     STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
----------------------------------     ----------------     --------------------

Prospectus dated 1/30/01               1/29/01              0001016964-01-000010


Prospectus supplement dated 7/30/01    7/30/01              0001016964-01-500088


Statement of additional informa-
  tion dated 1/30/01                   1/29/01              0001016964-01-000010


Prospectus supplement dated 7/30/01    7/30/01              0001016964-01-500088


3/31/01 semiannual report              5/22/01              0000869356-01-500004

PRELIMINARY SUPPLEMENT TO THE PROSPECTUS FOR PIONEER MID-CAP FUND DATED
JANUARY 30, 2001. THE CHANGE IN PERFORMANCE FEE INDEX DISCLOSED IN THIS SUPPLEMENT HAS NOT YET BEEN APPROVED BY THE BOARD OF TRUSTEES OF THE FUND. THERE CAN BE NO ASSURANCE THAT THE TRUSTEES WILL APPROVE THE SUCCESSOR INDEX OR AS TO THE TIMING OF ANY SUCH APPROVAL.

                                                                   _______, 2001

             SUPPLEMENT TO THE PROSPECTUS FOR PIONEER MID-CAP FUND,
              DATED JANUARY 30, 2001, AS SUPPLEMENTED ______, 2001


As described below, the management fee paid by Pioneer Mid-Cap Fund (the "fund") to Pioneer Investment Management, Inc. ("Pioneer") as a percentage of the fund's average daily net assets increases or decreases based on the relative performance of the fund compared to a benchmark index. Currently and until [October __, 2001], the fund's performance is compared to the Standard & Poor's MidCap 400 Index (the "current index"). The fund's Management Contract permits the fund's Trustees to replace the current index as the fund's performance benchmark if the Trustees determine that use of another index is more appropriate. The Trustees have approved the Lipper Mid-Cap Growth Index as the fund's performance fee index (the "successor index") for performance periods commencing on or after [October __], 2001. Since the fund adopted a performance-based fee in 1996, the fund's investment objective has remained the same but its investment approach has become increasingly focused on investments in growth oriented mid-cap companies. Given that change in investment focus, the Trustees determined that the successor index is a more appropriate measure of the fund's performance than the current index. The current index includes mid-cap companies that are both growth and value oriented.

The successor index will be substituted for the current index in prospectively calculating the performance-based adjustment to the basic fee as explained below. The calculation of the performance adjustment for any portion of the performance period prior to the adoption of the successor index would still be based upon the fund's performance compared to the current index.

The following supplements the information presented in the prospectus:

The Trustees of the fund have approved a name change for the fund. Effective [October __], 2001, the fund's name will be Pioneer Mid-Cap Growth Fund. The Trustees believe the new name more accurately reflects the fund's growth approach to equity investing.

MANAGEMENT FEE
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's fee varies based on the investment performance of the fund compared to a performance index. The Standard & Poor's MidCap 400 Index, which measures the investment performance of 400 mid-cap stocks on a capitalization weighted basis, is the performance index for periods through [October __], 2001 and the Lipper Mid-Cap Growth Index, which measures the investment performance of mutual funds with a mid-cap growth style, is used for periods commencing on or after [October __], 2001. Pioneer's annual basic fee is 0.625% of the fund's average daily net assets. The basic fee can increase to a maximum of 0.825% or decrease to a minimum of 0.425%, depending on the performance of the fund's Class A shares relative to the index. The performance comparison is made for a rolling 36-month period.

Pioneer's fee increases or decreases depending upon whether the fund's performance is up and down more or less than that of the applicable index. Each percentage point of difference between the performance of the Class A shares and the index (to a maximum of +/- 10) is multiplied by a performance rate adjustment of 0.02%. As a result, the maximum annualized rate adjustment is +/- 0.20%. This performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to the fund's average net assets for the entire performance period, giving a dollar amount that will be added to (or subtracted from) the basic fee.

                                                                   xxxxx-00-0601
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

      PRELIMINARY SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR PIONEER MID-CAP FUND DATED JANUARY 30, 2001. THE CHANGE IN PERFORMANCE FEE INDEX DISCLOSED IN THIS SUPPLEMENT HAS NOT YET BEEN APPROVED BY THE BOARD OF TRUSTEES
   OF THE FUND. THERE CAN BE NO ASSURANCE THAT THE TRUSTEES WILL APPROVE THE
            SUCCESSOR INDEX OR AS TO THE TIMING OF ANY SUCH APPROVAL.

                                                                  ________, 2001


              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                  PIONEER MID-CAP FUND, DATED JANUARY 30, 2000,
                         AS SUPPLEMENTED ________, 2001


The following supplements the information presented under "Investment Adviser":

ADVISORY FEE. As compensation for its management services and expenses incurred, the fund pays Pioneer a management fee that is comprised of two components. The basic fee (the "Basic Fee") is 0.625% of the fund's average daily net assets. The second component is a performance fee adjustment. An appropriate percentage of the Basic Fee rate (based upon one-twelfth of the fee) is multiplied by the fund's average daily net assets for the current month, giving a dollar amount which is the monthly Basic Fee.

PERFORMANCE FEE ADJUSTMENT. The Basic Fee is subject to an upward or downward adjustment depending on whether, and to what extent, the investment performance of the Class A shares of the fund for the relevant performance period exceeds, or is exceeded by, the record of a securities index (the "Index"). For the period from [______], 1998 through [______], 2001, the fund's investment performance is compared to the Standard & Poor's MidCap 400 Index. For performance periods commencing on or after [______], 2001, the fund's investment performance is compared to the Lipper Mid-Cap Value Funds Index.

The Basic Fee is computed and accrued daily, the performance fee adjustment is calculated once each month and the entire management fee is paid monthly.

The performance period consists of the current month and the prior 35 months ("performance period"). Each percentage point of difference (up to a maximum of +/-10) between the performance of the fund's Class A shares and the applicable Index is multiplied by a performance adjustment rate of 0.02%. The maximum annualized adjustment rate is +/-0.20%. This performance comparison is made at the end of each month. An appropriate percentage of this rate (based upon one-twelfth of the fee) is then multiplied by the average daily net assets of the fund over the entire performance period, giving a dollar amount that is added to (or subtracted from) the Basic Fee. The monthly performance adjustment is further adjusted to the extent necessary in order to insure that the total annual adjustment to the Basic Fee does not exceed +/-0.20% of the average daily net assets for that year.

The fund's performance is calculated based on the net asset value of the fund's Class A shares. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund are treated as if reinvested in Class A shares at the net asset value as of the payment date. The record for each Index is based on change in value, and any dividends paid on the securities or funds that comprise the Index are treated as if reinvested on the ex-dividend date.

From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the fund. In such event, a successor index may be substituted for the Index. Similarly, the Trustees may determine that another class of shares is more appropriate for comparing the performance of the fund and may be substituted for the performance of Class A shares. However, the calculation of the performance adjustment for any portion of the performance period prior to the adoption of the successor index or class would still be based upon the fund's performance compared to the Index or Class A shares.

APPLICATION OF PERFORMANCE ADJUSTMENT. The application of the performance adjustment is illustrated by the following hypothetical example, assuming that the net asset value of the Class A shares of the fund and the level of the Index were $10 and $100, respectively, on the first day of the performance period.

                      INVESTMENT PERFORMANCE*                         CUMULATIVE CHANGE
                  FIRST DAY         END OF PERIOD             ABSOLUTE     PERCENTAGE POINTS
Fund                  $ 10                $ 13                            +$ 3            +30%
Index                  100                 123                            + 23            +23%

* Reflects performance at net asset value. Any dividends or capital gains distributions paid by the fund are treated as if reinvested in shares of the fund at net asset value as of the payment date and any dividends paid on securities or funds which comprise the Index are treated as if reinvested on the ex-dividend date.

The difference in relative performance for the performance period is +7 percentage points. Accordingly, the annualized management fee rate for the last month of the performance period would be calculated as follows: an appropriate percentage (based upon one-twelfth of the fee) of the Basic Fee of 0.625% would be applied to the fund's average daily net assets for the month resulting in a dollar amount. The +7 percentage point difference is multiplied by the performance adjustment rate of 0.02% producing a rate of 0.14%. An appropriate percentage of this rate (based upon one-twelfth of the fee) is then applied to the average daily net assets of the fund over the performance period resulting in a dollar amount which is added to the dollar amount of the Basic Fee. The management fee paid is the dollar amount calculated for the performance period. If the investment performance of the Index during the performance period exceeded the performance record of the fund, the dollar amount of performance adjustment would be deducted from the Basic Fee.

Because the adjustment to the Basic Fee is based on the comparative performance of the fund and the record of the Index, the controlling factor is not whether fund performance is up or down, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

See the table in Appendix A for management fees paid to Pioneer during recently completed fiscal years.

The following supplements the information presented under "Comparative Performance Index Descriptions":

LIPPER MID-CAP GROWTH FUNDS INDEX. This index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

                           PART C - OTHER INFORMATION

Item 23.  Exhibits

Amended Form N-1A
Exhibit Reference
       (a)       1.    Agreement and Declaration of Trust(1)
       (a)       1.1.  Restated Class Designation(2)
       (a)       1.2.  Amendment to Agreement and Declaration of Trust(6)
       (a)       1.3.  Amended Certificate of Trust(6)
       (b)       2.    Restated By-Laws(3)
       (c)       4.1.  Specimen Share Certificate(1)
       (d)       5.    Management Contract(3)
       (e)       6.1.  Underwriting Agreement(3)
       (e)       6.2.  Updated Dealer Sales Agreement(4)
       (f)       7.    None
       (g)       8.    Form of Custodian Agreement with Brown Brothers
                       Harriman & Co.(1)
       (h)       9.    Investment Company Service Agreement(4)
       (h)       9.1.  Administration Agreement(2)
       (i)       10.   Opinion of Counsel(1)
       (j)       11.   Consent of Independent Public Accountants(5)
       (k)       12.   None
       (l)       13.   None
       (m)       15.1. Class A Distribution Plan(3)
       (m)       15.2. Class B Distribution Plan(4)
       (m)       15.3. Class C Distribution Plan(1)
       (n)       18.   Multiple Class Plan Pursuant to Rule 18f-3(2)
       (o)       19.   Not applicable
       (p)       20.   Code of Ethics(4)
       N/A       21.   Powers of Attorney(4)

------------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 21 to the Registration Statement (File No. 2-79140) as filed with the Securities and Exchange Commission (the "SEC") on February 1, 1996 (Accession No. 0000706155-96-000003).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 25 to the Registration Statement (File No. 2-79140) as filed with the SEC on November 12, 1998 (Accession No. 0001016964-98-000138).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 28 to the Registration Statement (File No. 2-79140) as filed with the SEC on November 27, 2000 (Accession No. 0001016964-00-000173).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 29 to the Registration Statement (File No. 2-79140) as filed with the SEC on January 29, 2001 (Accession No. 0001016964-01-000010).

(5) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 30 to the Registration Statement (File No. 2-79140) as filed with the SEC on June 11, 2001 (Accession No. 0001016964-01-500059).

(6) To be filed by amemdment.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

         Except for the Agreement and Declaration of Trust (the "Declaration"), dated January 12, 1996, establishing the Fund as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

David D. Tripple       Director and Chairman        Executive Vice President and
                                                    Trustee

Steven M. Graziano     Director and President       None

Daniel Dart            Executive Vice President     None

Bruce R. Speca         Senior Vice President        None

Marcy L. Supovitz      Senior Vice President        None

Jennifer Brountas      Senior Vice President        None

Philip Haley           Senior Vice President        None

Barry Knight           Senior Vice President        None

William A. Misata      Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Sherwood L. Harris     Senior Vice President        None

Marc Rappaport         Senior Vice President        None

Jeffrey Saunders       Senior Vice President        None

Gail Smyth             Senior Vice President        None

Kristine Swanson       Senior Vice President        None

Elizabeth A. Watson    Vice President, Compliance   None

I-ling Lu              Treasurer                    None

Dorothy E. Bourassa    Clerk                        Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 16th day of August, 2001.

                                             PIONEER MID-CAP FUND



                                        By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ David D. Tripple                                              )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ David D. Tripple               Dated: August 16, 2001)
         David D. Tripple
         Attorney-in-fact